Related Party Balances	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Related Party Balances [Text Block]
6.	Related Party Transactions and Balances (Note 13)

Related Party Balances

At July 31, 2014, included in advances receivable is an amount of $Nil (January 31, 2014: $50,000) paid to a director of the Company as an advance for expenses to be incurred on behalf of the Company in the January, 2015 fiscal year.

At July 31, 2014, included in accounts payable and accrued liabilities is $2,348 (January 31, 2014: $24,682) owing to directors and officers of the Company for reimbursable expenses. These amounts are unsecured, non-interest bearing with no specific terms of repayment.

At July 31, 2014, an amount of $986,870 (January 31, 2014: $Nil) in convertible notes payable, including principal and accrued interest, was owing to directors and officers of the Company (Note 8(i)). Included in convertible notes payable at July 31, 2014 is an amount of $7,629 (January 31, 2014: $Nil) in respect of these amounts owing, after applicable unamortized debt discounts.

At July 31, 2014, included in deferred compensation is $37,037 related to the amortization of salaries payable to a director and officer of the Company over the term of the director and officer’s related CEO employment contract, as described below.

Related party transactions

During the six months ended July 31, 2014, included in general and administrative expenses is $165,465 (2013: $162,541) in respect of directors fees, investor relations fees, marketing fees and share based compensation expense for the vesting of stock options granted in prior periods to directors and officers of the Company, and to a marketing firm of which a direct family member of a director and officer of the Company is a principal.

Pursuant to a board agreement dated September 24, 2013, the Company has agreed to issue 75,000 shares of common stock every three months over the term of the one year contract in connection with the appointment of a director of the Company, for an aggregate of 300,000 common shares over the term. During the six months ended July 31, 2014, the Company recorded directors fees of $24,900 (2013: $Nil) in respect of the fourth tranche of 75,000 common shares that have been earned under this agreement. This amounts, along with $22,500 related to the second and third tranche of 75,000 common shares earned under this agreement, are included in common stock to be issued at July 31, 2014. The fair values per share were determined with reference to the quoted market price of the Company’s shares on the date these shares were committed to be issued.

Effective June 10, 2014, the Company entered into an employment agreement with the Chief Executive Officer and Director (the “CEO”) of the Company for a term of three years whereby (a) the CEO shall be entitled to a base salary of $400,000 per year, provided the CEO will forgo the first twelve months of the base salary and only receive minimum wage during that period; (b) the CEO received a sign-on stock option grant to purchase 57,150,000 shares of common stock of the Company (the “CEO Options”), with each option exercisable at $0.128 per share and vesting in equal monthly instalments over a period of three years from the date of grant; and (c) the CEO will be eligible to receive an annual cash bonus for each whole or partial year during the employment term payable based on the achievement of one or more performance goals established annually by the Company’s board of directors. In connection with this employment agreement, the Company has agreed to issue 100,000 common shares to a consultant of the Company. An amount of $15,000 is included in common stock to be issued at July 31, 2014. The fair value of $0.15 per share was determined with reference to the quoted market price of the Company’s shares on the date these shares were committed to be issued.At July 31, 2014, 1,587,500 of the CEO Options had vested however no amount of stock based compensation had been recorded due to the factors discussed below. At July 31, 2014, an amount of $37,037 (January 31, 2014: $Nil) in deferred compensation related to the amortization of total base salary compensation due under this employment agreement, which is being amortized on a straight line basis over the term of the employment agreement.

Effective June 9, 2014, the Company entered into an employment agreement with the Chief Financial Officer (the “CFO”) of the Company for a term of four years whereby (a) the CFO shall be entitled to a base salary of $200,000 per year; and (b) the CFO received a sign-on stock option grant to purchase 2,800,000 shares of common stock of the Company (the “CFO Options”), with each option exercisable at $0.128 per share and vesting annually over a period of four years from the date of grant.

On June 6, 2014, the Company’s board of directors granted options to purchase an aggregate of 4,320,000 of our common shares to two directors of the Company (the “Director Options”). The options are exercisable at $0.128 per share and are vesting annually over a period of four years from the date of grant, commencing on the first anniversary of the grant date.

Effective June 23, 2014, the Company entered into an employment agreement with an officer (the “Officer”) of the Company for a term of four years whereby (a) the Officer shall be entitled to a base salary of $175,000 per year; and (b) the Officer received a sign-on stock option grant to purchase 3,700,000 shares of common stock of the Company (the “Officer Options”), with each option exercisable at $0.128 per share and vesting annually over a period of four years from the date of grant.

At July 31, 2014, no amount of stock based compensation had been recorded in connection with the CEO Options, the CFO Options, the Director Options and the Officer Options due to the fact that these options were granted under the 2014 Plan (Note 11), which was subject to ratification by the Company’s shareholders at July 31, 2014. Under the guidance of ASC 718 Compensation -Stock Compensation , these options are not granted for accounting purposes until all authorization for their grant has been obtained. As discussed in Note 11, the shareholders of the Company ratified and approved the 2014 Plan through written consent of the Company’s stockholders subsequent to July 31, 2014 and therefore the Company will begin recording amortization in connection with these options beginning on the date the 2014 Plan was approved by the shareholders.

9.        Related Party Payables

At January 31, 2013, the Company had advances from shareholders in the amount of $13,916. All shareholder advances were unsecured and payable on demand. At January 31, 2014, all advances from shareholders had been repaid. The table below summarizes the balance and interest rate of each advance at January 31, 2014 and 2013:

January 31,	2014	2013

Advance, bearing interest at 19.50% per annum	$-	$9,603
Advance, non-interest bearing	-	4,313
	-	13,916
Less: current portion	-	(13,916)

	$-	$-

During the years ended January 31, 2014 and 2013, the Company incurred interest expense on the shareholder advances of $Nil and $1,309, respectively.

At January 31, 2014, included in advances receivable is an amount of $50,000 (2013:$Nil) paid to a director of the Company as an advance for expenses to be incurred on behalf of the Company in the January, 2015 fiscal year. At January 31, 2014, included in accounts payable and accrued liabilities is $24,682 (2013: $Nil) owing to directors and officers of the Company for reimbursable expenses and for unpaid directors fees. These amounts are unsecured, non-interest bearing with no specific terms of repayment.